Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Multisector Bond SMA Completion Portfolio - MBSAX
Shareholder Report [Line Items]
Fund Name	Multisector Bond SMA Completion Portfolio
Class Name	Multisector Bond SMA Completion Portfolio
Trading Symbol	MBSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multisector Bond SMA Completion Portfolio (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting
period
?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Multisector Bond SMA Completion Portfolio	$ 0.00	0.00% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00% [1]
Net Assets	$ 20,498,946
Holdings Count | Holding	29
Investment Company, Portfolio Turnover	386.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 20,498,946
Total number of portfolio holdings	29
Portfolio turnover for the reporting period	386%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	45.3%
Interest Rate Risk	37.5%
Short
Interest Rate Risk	14.5%
Asset Categories

[1]	Annualized.